Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000
Common stock, shares issued (in Shares)	27,743,322	12,210,718
Common stock, shares outstanding (in Shares)	27,743,322	12,210,718